UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:PAR Capital Management, Inc.

Address: One International Place
         Suite 2401
         Boston, Massachusetts  02110


Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Gina DiMento
Title: Vice President
Phone: 617-526-8990


Signature, Place, and Date of Signing:

Gina DiMento                      Boston, MA                    8/14/08
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

  Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           80
                                         -----------
Form 13F Information Table Value Total:  $1,384,827
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                                 FORM 13F INFORMATION TABLE

                                                            VALUE   SHARES/   SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN  CALL  DSCRETN  MANAGERS    SOLE   SHARED NONE
------------------------------ ---------------- --------- --------- --------  ---  ----  -------  --------  -------  -----  ----
Activision Inc.                Common           004930202   1703500    50000  SHR  Sole                       50000      0     0
Airtran Holdings, Inc.         Common           00949P108  23857353 11694781  SHR  Sole                    11694781      0     0
Allegiant Travel Company       Common           01748X102  51357960  2762666  SHR  Sole                     2762666      0     0
AmDocs Limited                 Common           G02602103   1471000    50000  SHR  Sole                       50000      0     0
AmerisourceBergen Corp         Common           03073E105  35203197   880300  SHR  Sole                      880300      0     0
Ameristar Casinos Inc          Common           03070Q101   1851880   134000  SHR  Sole                      134000      0     0
AMR Corp                       Common           001765106   8960000  1750000  SHR  Sole                     1750000      0     0
ARM Holdings PLC               Sponsored ADR    04206B106  12531580  2462000  SHR  Sole                     2462000      0     0
Asia Pacific Wire & Cable Ltd  Common           G0535E106   3764685   690768  SHR  Sole                      690768      0     0
ASML Holding NV                Common           N07059186   9174400   376000  SHR  Sole                      376000      0     0
Bally Technologies Inc         Common           05874B107  51048140  1510300  SHR  Sole                     1510300      0     0
BGC Partners, Inc.             Class A Common   05541T101  35879034  4752190  SHR  Sole                     4752190      0     0
Blockbuster Inc.               Class A Common   093679108   3625000  1450000  SHR  Sole                     1450000      0     0
Bluefly Inc                    Common           096227103    605781   147392  SHR  Sole                      147392      0     0
Boyd Gaming Corporation        Common           103304101    523752    41700  SHR  Sole                       41700      0     0
Cbeyond Communications, Inc.   Common           149847105   6638207   414370  SHR  Sole                      414370      0     0
Charter Communications         Class A Common   16117M107    262500   250000  SHR  Sole                      250000      0     0
Clear Channel Communications   Common           184502102  35200000  1000000  SHR  Sole                     1000000      0     0
Continental Airlines Inc.      Class B Common   210795308   1749030   173000  SHR  Sole                      173000      0     0
Cypress Semiconductor Corp     Common           232806109  13711500   554000  SHR  Sole                      554000      0     0
Delta Air Lines, Inc.          Common           247361702  11146589  1955542  SHR  Sole                     1955542      0     0
Dish Network Corp              Class A Common   25470M109  27904572   953025  SHR  Sole                      953025      0     0
Echostar Communications        Class A Common   278762109   7805000   250000  SHR  Sole                      250000      0     0
Ensign Group Inc.              Common           29358P101   1741249   151413  SHR  Sole                      151413      0     0
Expedia Inc.                   Common           30212P105  80176739  4362173  SHR  Sole                     4362173      0     0
ExpressJet Holdings Inc.       Class A Common   30218U108   1100000  2000000  SHR  Sole                     2000000      0     0
Flextronics International Ltd  Common           Y2573F102     93154     9910  SHR  Sole                        9910      0     0
Full House Resorts Inc.        Common           359678109     30870    14700  SHR  Sole                       14700      0     0
Gastar Exploration Ltd         Common           367299104   1828108   714105  SHR  Sole                      714105      0     0
Google Inc                     Common           38259P508  57906200   110000  SHR  Sole                      110000      0     0
Guidance Software Inc.         Common           401692108   4663981   488375  SHR  Sole                      488375      0     0
Hawaiian Holdings Inc          Common           419879101  19112500  2750000  SHR  Sole                     2750000      0     0
Hittite Microwave Corp         Common           43365Y104   9741678   273489  SHR  Sole                      273489      0     0
IAC/Interactive Corp           Common           44919P300   3374000   175000  SHR  Sole                      175000      0     0
I C Isaacs & Co Inc            Common           464192103    175188  1459900  SHR  Sole                     1459900      0     0
Isle of Capri Casinos Inc.     Common           464592104   8430400  1760000  SHR  Sole                     1760000      0     0
Jetblue Airways Corp           Common           477143101  20888000  5600000  SHR  Sole                     5600000      0     0
Leapfrog Enterprises Inc.      Class A Common   52186N106   2037135   244848  SHR  Sole                      244848      0     0
Lodgenet Entertainment         Common           540211109   3088002   628921  SHR  Sole                      628921      0     0
Corporation
Majesco Holdings Inc.          Common           560690208    360000   400000  SHR  Sole                      400000      0     0
Marchex Inc.                   Common           56624R108  49280000  4000000  SHR  Sole                     4000000      0     0
Mediacom Communications Corp   Class A Common   58446K105   2557326   478900  SHR  Sole                      478900      0     0
Meridian Resources Corp        Common           58977Q109  11835609  4012071  SHR  Sole                     4012071      0     0
Mesa Air Group Inc             Common           590479101    509900  1000000  SHR  Sole                     1000000      0     0
Morgan Stanley                 Common           617446448   5284796   146515  SHR  Sole                      146515      0     0
Mosys Inc                      Common           619718109   2552709   519900  SHR  Sole                      519900      0     0
MTR Gaming Group Inc.          Common           553769100    884133   185353  SHR  Sole                      185353      0     0
Multimedia Games Inc.          Common           749938106   9120670  2063500  SHR  Sole                     2063500      0     0
Newfield Exploration Co        Common           651290108   1076625    16500  SHR  Sole                        16500     0     0
Nintendo Co. LTD ADR           Common           654445303   6010910    85100  SHR  Sole                       85100      0     0
Northwest Airlines Corp        Common           667280408  27979079  4201063  SHR  Sole                     4201063      0     0
Odyssey Healthcare Inc.        Common           67611V101   8504968   873200  SHR  Sole                      873200      0     0
Ohio Art Co                    Common           677143109    303750    40500  SHR  Sole                       40500      0     0
Opentv Corp                    Class A Common   G67543101     88425    67500  SHR  Sole                       67500      0     0
Orbitz Worldwide, Inc.         Common           68557K109  76411923 15251881  SHR  Sole                    15251881      0     0
Penn National Gaming Inc.      Common           707569109  36566413  1137369  SHR  Sole                     1137369      0     0
Pharmarica Corporation         Common           71714F104   9291267   411300  SHR  Sole                      411300      0     0
Polycom Inc                    Common           73172K104   7259280   298000  SHR  Sole                      298000      0     0
Pozen Inc.                     Common           73941U102  20182356  1854996  SHR  Sole                     1854996      0     0
Priceline Inc.                 Common           741503403 210714500  1825000  SHR  Sole                     1825000      0     0
Pure Cycle Corp New            Common           746228303  19649523  3070238  SHR  Sole                     3070238      0     0
QLT Inc.                       Common           746927102   1036889   302300  SHR  Sole                      302300      0     0
Realnetworks, Inc.             Common           75605L104  30076701  4557076  SHR  Sole                     4557076      0     0
Shutterfly Inc.                Common           82568P304  10378500   850000  SHR  Sole                      850000      0     0
Starent Networks Corp          Common           85528P108   7371880   586000  SHR  Sole                      586000      0     0
Sunair Electronics Inc         Common           867017105   2160392   876427  SHR  Sole                      876427      0     0
Synaptics Inc.                 Common           87157D109   7431829   196974  SHR  Sole                      196974      0     0
Terra Nova Financial Group,    Common           88102L204   3378250  2702600  SHR  Sole                     2702600      0     0
Inc.
Thornburg Mortgage Inc         Common           885218107   4035255 19976511  SHR  Sole                    19976511      0     0
THQ Inc.                       Common           872443403   1013000    50000  SHR  Sole                       50000      0     0
Tivo Inc.                      Common           888706108  27765000  4500000  SHR  Sole                     4500000      0     0
Trump Entertainment Resorts    Common           89816T103   2861649  1498246  SHR  Sole                     1498246      0     0
Inc.
Tucows Inc.                    Common           898697107    974504  1680180  SHR  Sole                     1680180      0     0
UAL Corporation                Common           902549807    888313   170175  SHR  Sole                      170175      0     0
UnitedHealth Group, Inc.       Common           91324P102 114056250  4345000  SHR  Sole                     4345000      0     0
Universal Health Services Inc. Class B Common   913903100  82511330  1305146  SHR  Sole                     1305146      0     0
US Airways Group               Common           90341W108    671212   268485  SHR  Sole                      268485      0     0
Vonage Holdings Corp           Common           92886T201   6959191  4192284  SHR  Sole                     4192284      0     0
Website Pros, Inc.             Common           94769V105  13627946  1636008  SHR  Sole                     1636008      0     0
Webzen Inc.                    Common ADR       94846M102    843547   280239  SHR  Sole                      280239      0     0